Inventories	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
INVENTORIES

Note 6 - INVENTORIES

Inventories, primarily consisted of cryptocurrency mining machines and standardized computing equipment, which are finished goods from manufactures. As of December 31, 2024 and 2023, inventories consisted of the following:

	December 31,	December 31,
	2024	2023
Finished goods	$27,172,200	$-

No inventory write-down was recorded for the years ended December 31, 2024, 2023 and 2022.